FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT	12 Months Ended
Dec. 31, 2023
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT

NOTE 4 - FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT:

Financial risk management:

1)    Financial risk factors

The Company’s faces various financial risks: market risks (including foreign exchange and interest risks), credit risk and liquidity risk. The Company’s overall risk management program focuses on the unpredictability of financial markets and seeks to minimize potential adverse effects on the Company’s results of operations and financial position.

Risk management is performed by the Chief Financial Officer of the Company who identifies and evaluates financial risks in close cooperation with the Company’s Chief Executive Officer.

The Company’s finance department is responsible for carrying out financial risk management activities in accordance with policies approved by its BoD. The BoD provides general guidelines for overall financial risk management, as well as policies dealing with specific areas, such as exchange rate risk, interest rate risk, credit risk, use of financial instruments, and investment of excess cash. In order to minimize market risk and credit risk, the Company invests the majority of its cash balances in low-risk investments, such as highly rated bank deposits with terms of up to one-year term with exit points.

(a)   Market risks

(i) The Company may face foreign exchange risk due to payments and investments in currencies other than the U.S. dollar, its functional currency. The Company manages the foreign exchange risk by aligning its liquidity currencies with the currencies of expected expenses, based on projected cash flows. A 5% appreciation of the U.S. dollar against the NIS, assuming all other variables remained constant, would have resulted in a negligible change in expenses across all the reported years, indicating immaterial foreign exchange risks.

(ii) The Company’s main interest rate risk during the periods in these Financial Statements arose from long-term borrowing with interest on the outstanding loan computed as the 3-month USD LIBOR rate (hereinafter – the “LIBOR”), subject to a 1.75% floor rate, plus 8.2% fixed rate, which was decreased to 6.7%, starting April 1, 2021.

The Company regularly monitored the LIBOR and its forward curve, however, due to the extinguishment of the Credit Agreement with HCRM, no longer faces material risks of interest rate fluctuation. (See also note 15(6) regarding the transfer of the Company’s rights in Movantik® to HCRM in exchange for all the Company’s debt obligations under the Credit Agreement with HCRM).

NOTE 4 - FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT (Cont.):

(b)  Credit risk

Credit risk arises mainly from cash and cash equivalents, bank deposits, restricted cash, and trade receivables. The Company estimates that since the liquid instruments are mainly invested with highly rated institutions, the credit and interest risks associated with these balances are low.

Credit risk from trade receivables involves the potential non-payment by customers. The Company manages this risk by setting credit limits, performing controls and monitoring qualitative and quantitative indicators of trade receivable balances such as the period of credit taken and overdue payments. Customer credit risk also arises due to revenue concentration among major customers. The Company primarily sells to three major U.S. wholesalers with virtually no historical losses. Considering this and forward-looking customer analyses, no loss allowance for trade receivables was recorded as of December 31, 2023, and December 31, 2022. See also note 24(b).

(c)   Liquidity risk

Prudent liquidity risk management requires maintaining sufficient cash or the availability of funding through an adequate amount of committed credit facilities. Management monitors rolling forecasts of the Company’s liquidity reserve (comprising of cash and cash equivalents and deposits). This is generally carried out based on the expected cash flow in accordance with practices and limits set by the management of the Company.

As of December 31, 2023, the Company has generated revenues from commercialization activities. However, as further described in note 1, no sufficient revenue was generated to compensate for operating expenses, leading to liquidity risks and raising significant doubt about its ability to continue as a going concern.

The tables below break down the Company’s financial liabilities into relevant maturity groupings based on their contractual and estimated maturities. The amounts disclosed in the tables are the contractual and estimated undiscounted cash flows.

Contractual maturities of financial liabilities As of December 31, 2023	Less than 1 year	2-5 years	More than 5 years	Total contractual cash flows	Carrying amount
	U.S. Dollars in Thousands
Account payable	3,278	—	—	3,278	3,278
Lease liabilities	766	475	—	1,241	1,173
Accrued expenses and other current liabilities	4,592	—	—	4,592	4,592
Royalty obligation	—	282	1,553	1,835	540
Total	8,636	757	1,553	10,946	9,583
Contractual maturities of financial liabilities As of December 31, 2022	Less than 1 year	2-5 years	More than 5 years	Total contractual cash flows	Carrying amount
	U.S. Dollars in Thousands
Accounts payable	4,230			4,230	4,230
Lease liabilities	1,723	4,079	5,723	11,525	7,475
Accrued expenses and other current liabilities	17,949	—	—	17,949	17,949
Borrowing	115,216	—	—	115,216	115,216
Payable in respect of intangible assets purchase	11,650	—	—	11,650	11,157
Royalty obligation	—	197	1,449	1,646	750
Total	150,768	4,276	7,172	162,216	156,777

NOTE 4 - FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT (Cont.):

2)    Capital risk management

The Company’s objectives when managing capital are to safeguard the Company’s ability to continue as a going concern in order to provide returns for shareholders, maintain optimal capital structure, and to reduce the cost of capital.

3)	Fair value estimation

The carrying amount of cash equivalents, restricted cash, bank deposits, receivables, account payables and accrued expenses approximate their fair value due to their short-term characteristics.

The fair value of the Royalty obligation balance is not materially different from its carrying amount.

The following table presents the change in derivative liabilities measured at level 3 for the year ended December 31, 2023, and December 31, 2022:

	Derivative financial instruments
	Year Ended December 31,
	2022	2021

	U.S. dollars in thousands
Balance at beginning of the period	2,623	—
Initial recognition of financial liability	10,932	16,375
Initial recognition of unrecognized day 1 loss	—	(330)
Exercise of financial liability	(18,383)
Fair value adjustments recognized in profit or loss	5,569	(13,422)
Balance at end of the period	741	2,623

See also notes 17(b) - 17 (f) and 17(i)-17(j)